COMMITMENTS AND CONTINGENCIES	12 Months Ended
Dec. 31, 2024
Disclosure of contingent liabilities [abstract]
COMMITMENTS AND CONTINGENCIES	COMMITMENTS AND CONTINGENCIES
26(a)    Purchase commitments
As of December 31, 2024 and 2023, our Company had commitments to purchase raw materials totaling $148 million to $158 million and $127 million to $147 million (16,845 to 17,945 metric tons and 14,765 to 17,115 metric tons), respectively, from third parties and PEWC at the prices stipulated in the contracts.
26(b)    Capital commitments
As of December 31, 2024 and 2023, our Company had capital commitment relating to the construction of factory building improvement and acquisition of machinery, totaling $0.7 million and $0.7 million, respectively.
26(c)    Guarantees
As of December 31, 2024 and 2023, APWC provided a corporate guarantee not exceeding the sum of $28 million and $29 million, respectively, for the bond performance and banking facility of Sigma Cable.
As of December 31, 2024 and 2023, there were outstanding bank guarantees of $13 million and $17 million, respectively, issued by the banks on behalf of Charoong Thai and its subsidiaries in respect of certain performance bonds as required in the normal course of business of the companies. These guarantees generally expire within 1 year.
26(d)    Service commitments
As of December 31, 2024 and 2023, our Company had commitments in respect of management consulting services with related parties totaling $0.03 million and $0.10 million, respectively.